BANK LOANS AND FACILITIES (Details)				12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Facility granted by CCB (SZ) USD ($)	Dec. 31, 2013 Facility granted by CCB (SZ) VisionChina Media Group USD ($)	Dec. 31, 2013 Facility granted by CCB (SZ) VisionChina Media Group CNY	Dec. 31, 2013 Facility granted by CCB (SZ) VisionChina Media Group Minimum	Dec. 31, 2013 Facility granted by CCB (SZ) VisionChina Media Group Maximum	Dec. 31, 2013 Facility granted by BOC (SZ) USD ($)	Dec. 31, 2012 Facility granted by BOC (SZ) USD ($)	Dec. 31, 2013 Facility granted by BOC (SZ) CDTC USD ($)	Dec. 31, 2013 Facility granted by BOC (SZ) CDTC CNY	Dec. 31, 2012 Facility granted by BOC (SZ) CDTC USD ($)	Dec. 31, 2012 Facility granted by BOC (SZ) CDTC CNY
BANK LOANS AND FACILITIES
Maximum borrowing capacity under the facility				$ 21,300,000	130,000,000					$ 6,700,000	41,000,000	$ 9,000,000	57,000,000
Restricted cash held as security for facility										7,500,000
Interest rate as a percentage of Benchmark Rate						95.00%	160.00%
Leverage ratio (as a percent)				0.65	0.65
Reference rate, description										People's Bank of China benchmark rate	People's Bank of China benchmark rate
Net availability of the Facility				1,700,000				0
Total bank loans	26,340,338	8,998,429	19,638,649	19,600,000				6,701,689	8,998,429
Less: Amount due within one year shown under current liabilities	$ 26,340,338	$ 8,998,429